Employees' Retirement Benefits (Fair Values of Pension Plan Assets) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Cash and Cash Equivalents [Member] | NTT CDBP [Member]
Fair value of pension plan assets	¥ (3,545)	¥ 1,355
Cash and Cash Equivalents [Member] | NTT CDBP [Member] | Fair Value, Inputs, Level 1 [Member]
Fair value of pension plan assets	(3,545)	1,355
Cash and Cash Equivalents [Member] | Pension Plans, Defined Benefit [Member]
Fair value of pension plan assets	14,316	7,784
Cash and Cash Equivalents [Member] | Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member]
Fair value of pension plan assets	14,316	7,784
Domestic Equity Securities [Member] | NTT CDBP [Member]
Fair value of pension plan assets	211,577	178,172
Domestic Equity Securities [Member] | NTT CDBP [Member] | Fair Value, Inputs, Level 1 [Member]
Fair value of pension plan assets	211,010	175,719
Domestic Equity Securities [Member] | NTT CDBP [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value of pension plan assets	567	2,453
Domestic Equity Securities [Member] | Pension Plans, Defined Benefit [Member]
Fair value of pension plan assets	229,396	287,951
Domestic Equity Securities [Member] | Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member]
Fair value of pension plan assets	228,994	283,258
Domestic Equity Securities [Member] | Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value of pension plan assets	402	4,693
Foreign Equity Securities [Member] | NTT CDBP [Member]
Fair value of pension plan assets	122,184	84,748
Foreign Equity Securities [Member] | NTT CDBP [Member] | Fair Value, Inputs, Level 1 [Member]
Fair value of pension plan assets	122,184	84,748
Foreign Equity Securities [Member] | Pension Plans, Defined Benefit [Member]
Fair value of pension plan assets	91,201	142,599
Foreign Equity Securities [Member] | Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member]
Fair value of pension plan assets	91,201	142,599
Securities Investment Trust Domestic/Equity Securities [Member] | NTT CDBP [Member]
Fair value of pension plan assets	22,247	14,811
Securities Investment Trust Domestic/Equity Securities [Member] | NTT CDBP [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value of pension plan assets	22,247	14,811
Securities Investment Trust Domestic/Equity Securities [Member] | Pension Plans, Defined Benefit [Member]
Fair value of pension plan assets	16,603	21,923
Securities Investment Trust Domestic/Equity Securities [Member] | Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value of pension plan assets	16,603	21,923
Securities Investment Trust Foreign/Equity Securities [Member] | NTT CDBP [Member]
Fair value of pension plan assets	9,598	9,420
Securities Investment Trust Foreign/Equity Securities [Member] | NTT CDBP [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value of pension plan assets	9,598	9,420
Securities Investment Trust Foreign/Equity Securities [Member] | Pension Plans, Defined Benefit [Member]
Fair value of pension plan assets	9,712	15,172
Securities Investment Trust Foreign/Equity Securities [Member] | Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value of pension plan assets	9,712	15,172
Japanese Government Bonds/Local Government Bonds [Member] | NTT CDBP [Member]
Fair value of pension plan assets	149,044	241,374
Japanese Government Bonds/Local Government Bonds [Member] | NTT CDBP [Member] | Fair Value, Inputs, Level 1 [Member]
Fair value of pension plan assets	132,538	216,988
Japanese Government Bonds/Local Government Bonds [Member] | NTT CDBP [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value of pension plan assets	16,506	24,386
Japanese Government Bonds/Local Government Bonds [Member] | Pension Plans, Defined Benefit [Member]
Fair value of pension plan assets	308,776	313,477
Japanese Government Bonds/Local Government Bonds [Member] | Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member]
Fair value of pension plan assets	286,240	280,435
Japanese Government Bonds/Local Government Bonds [Member] | Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value of pension plan assets	22,536	33,042
Foreign Government Debt Securities [Member] | NTT CDBP [Member]
Fair value of pension plan assets	71,123	55,681
Foreign Government Debt Securities [Member] | NTT CDBP [Member] | Fair Value, Inputs, Level 1 [Member]
Fair value of pension plan assets	67,418	51,006
Foreign Government Debt Securities [Member] | NTT CDBP [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value of pension plan assets	3,705	4,675
Foreign Government Debt Securities [Member] | Pension Plans, Defined Benefit [Member]
Fair value of pension plan assets	140,943	95,001
Foreign Government Debt Securities [Member] | Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member]
Fair value of pension plan assets	132,706	86,571
Foreign Government Debt Securities [Member] | Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value of pension plan assets	8,237	8,430
Securities Investment Trust Domestic/Debt Securities [Member] | NTT CDBP [Member]
Fair value of pension plan assets	11,724	21,661
Securities Investment Trust Domestic/Debt Securities [Member] | NTT CDBP [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value of pension plan assets	11,724	21,661
Securities Investment Trust Domestic/Debt Securities [Member] | Pension Plans, Defined Benefit [Member]
Fair value of pension plan assets	16,082	13,300
Securities Investment Trust Domestic/Debt Securities [Member] | Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value of pension plan assets	16,082	13,300
Securities Investment Trust Foreign/Debt Securities [Member] | NTT CDBP [Member]
Fair value of pension plan assets	8,365	8,643
Securities Investment Trust Foreign/Debt Securities [Member] | NTT CDBP [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value of pension plan assets	8,365	8,643
Securities Investment Trust Foreign/Debt Securities [Member] | Pension Plans, Defined Benefit [Member]
Fair value of pension plan assets	10,515	6,455
Securities Investment Trust Foreign/Debt Securities [Member] | Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value of pension plan assets	10,515	6,455
Domestic Corporate Debt Securities [Member] | NTT CDBP [Member]
Fair value of pension plan assets	220,970	242,272
Domestic Corporate Debt Securities [Member] | NTT CDBP [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value of pension plan assets	220,970	242,272
Domestic Corporate Debt Securities [Member] | Pension Plans, Defined Benefit [Member]
Fair value of pension plan assets	115,223	107,128
Domestic Corporate Debt Securities [Member] | Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value of pension plan assets	115,223	107,128
Foreign Corporate Debt Securities [Member] | NTT CDBP [Member]
Fair value of pension plan assets	2,331	2,871
Foreign Corporate Debt Securities [Member] | NTT CDBP [Member] | Fair Value, Inputs, Level 1 [Member]
Fair value of pension plan assets	320	263
Foreign Corporate Debt Securities [Member] | NTT CDBP [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value of pension plan assets	2,011	1,471
Foreign Corporate Debt Securities [Member] | NTT CDBP [Member] | Fair Value, Inputs, Level 3 [Member]
Fair value of pension plan assets		1,137
Foreign Corporate Debt Securities [Member] | Pension Plans, Defined Benefit [Member]
Fair value of pension plan assets	6,914	5,653
Foreign Corporate Debt Securities [Member] | Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member]
Fair value of pension plan assets	1,507	373
Foreign Corporate Debt Securities [Member] | Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value of pension plan assets	5,207	4,361
Foreign Corporate Debt Securities [Member] | Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member]
Fair value of pension plan assets	200	919
Life Insurance Company General Accounts [Member] | NTT CDBP [Member]
Fair value of pension plan assets	53,907	53,146
Life Insurance Company General Accounts [Member] | NTT CDBP [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value of pension plan assets	53,907	53,146
Life Insurance Company General Accounts [Member] | Pension Plans, Defined Benefit [Member]
Fair value of pension plan assets	125,186	118,187
Life Insurance Company General Accounts [Member] | Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value of pension plan assets	125,186	118,187
Others [Member] | NTT CDBP [Member]
Fair value of pension plan assets	5,906	7,202
Others [Member] | NTT CDBP [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value of pension plan assets	2	(2)
Others [Member] | NTT CDBP [Member] | Fair Value, Inputs, Level 3 [Member]
Fair value of pension plan assets	5,904	7,204
Others [Member] | Pension Plans, Defined Benefit [Member]
Fair value of pension plan assets	1,933	1,779
Others [Member] | Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value of pension plan assets	(36)	(3)
Others [Member] | Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member]
Fair value of pension plan assets	1,969	1,782
NTT CDBP [Member] | Fair Value, Inputs, Level 1 [Member]
Fair value of pension plan assets	529,925	530,079
Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member]
Fair value of pension plan assets	754,964	801,020
NTT CDBP [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value of pension plan assets	349,602	382,936
Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value of pension plan assets	329,667	332,688
NTT CDBP [Member] | Fair Value, Inputs, Level 3 [Member]
Fair value of pension plan assets	5,904	8,341
Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member]
Fair value of pension plan assets	2,169	2,701
Pension Plans, Defined Benefit [Member]
Fair value of pension plan assets	1,086,800	1,136,409	1,036,591
NTT CDBP [Member]
Fair value of pension plan assets	¥ 885,431	¥ 921,356	¥ 830,614